CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2013
CONVERTIBLE NOTES
CONVERTIBLE NOTES

9.             CONVERTIBLE NOTES

On March 23, 2012, the Company issued convertible notes of $8,000 with a term of 18 months to certain holders of Series C redeemable convertible preferred shares. The total principal amount of $8,000 was received in March 2012. The convertible notes bore interest at 12% per annum, or 15% per annum upon an event of default, uncompounded and computed on the basis of the actual number of days elapsed.

The convertible notes would be automatically converted into the same class of equity securities upon the completion of a qualified financing event, including a qualified initial public offering (“IPO”) if such qualified financing event occurred within the 18 months term. The conversion price would be equal to the per share issuance price of the equity securities issued for the qualified financing event; provided that in the event the total pre-money valuation of the Company prior to such financing event, without taking into account the convertible notes or the equity securities issued, was greater than $350,000 the conversion price would be equal to $350,000 divided by the total number of outstanding equity shares of the Company prior to such financing event which would include any shares issued or reserved for issuance under any benefit plan of the Company. The conversion price would be multiplied by 95% as the applicable conversion discount if the Company’s qualified financing event took place after three months but on or before six months from the convertible note issuance date, by 90% as the applicable conversion discount if the Company’s qualified financing event took place after six months but on or before 12 months from the convertible note issuance date and by 85% as the applicable conversion discount if the Company’s qualified financing event took place after 12 months from the convertible note issuance date. All interest accrued under the convertible notes would be paid in cash after a qualified financing event or at maturity.

In case there was no qualified financing event occurring during the 18 months term, the convertible notes would be automatically converted into Series C redeemable convertible preferred shares upon maturity. The maturity conversion price would be equal to $255,000 divided by the total number of outstanding equity shares of the Company on the maturity date which would include any shares issued or reserved for issuance under any benefit plan of the Company, but excluding the maturity conversion shares.

A beneficial conversion feature (“BCF”) of $2,096 was resulted as the estimated maturity conversion price as of December 31, 2012 was lower than the fair value of the ordinary shares on March 23, 2012, which was recognized as additional paid-in capital with a corresponding entry in debt discount. The debt discount would be amortized over the term of the convertible notes using effective interest method. During the year ended December 31, 2012, the amortized discount of $1,140 was included as part of interest income (expense) and other in the consolidated statements of operations. The embedded feature of interest rate reset upon an event of default in the convertible notes was a derivative but not subject to bifurcation as it was clearly and closely related to the economic risks and characteristics of the convertible notes.

Upon the IPO of the Company on June 11, 2013, the convertible notes were converted into 2,224,610 ordinary shares.

The carrying amount of the convertible notes was as follows:

	As of December 31,
	2012	2013

Principal	$8,000	$8,000
Debt discount	(2,096)	(2,096)
Accumulated amortization of debt discount	1,140	2,096
Accrued interest	744	1,157
Interest paid	—	(1,157)
Conversion of convertible notes upon IPO	—	(8,000)
Carrying amount	$7,788	$—

Amortization of debt discount and interest expense recognized related to the convertible notes was as follows:

	2012	2013

Amortization of debt discount	$1,140	$956
Interest at coupon rate	744	413
Total expense recognized	$1,884	$1,369